Cash flow statement (Tables)	12 Months Ended
Dec. 31, 2025
Cash flow statement
Schedule of cash flow statement

Analysis of net debt including lease liabilities

	Borrowings					Total		Net debt
				Net	Net	liabilities –	Cash and	including
		Due within	Due after	currency	interest	financing	cash	lease
	Overdrafts	one year	one year	swaps	swaps	activities	equivalents	liabilities
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 1 January 2023	(6)	(154)	(2,712)	–	(13)	(2,885)	350	(2,535)
Net cash flow/debt movement	8	(604)	429	(4)	–	(171)	(48)	(219)
Fair value changes including exchange adjustments	(4)	–	(39)	3	20	(20)	–	(20)
Corporate bond issuance expense	–	–	1	–	–	1	–	1
IFRS 16 lease liabilities movement	–	(6)	3	–	–	(3)	–	(3)
At 31 December 2023	(2)	(764)	(2,318)	(1)	7	(3,078)	302	(2,776)

Net cash flow/debt movement	1	705	(1,000)	–	–	(294)	331	37
Fair value changes including exchange adjustments	(1)	–	46	–	(13)	32	(14)	18
Corporate bond issuance expense	–	–	9	–	–	9	–	9
IFRS 16 lease liabilities movement	–	(2)	5	–	–	3	–	3
At 31 December 2024	(2)	(61)	(3,258)	(1)	(6)	(3,328)	619	(2,709)

Net cash flow/debt movement	(2)	(4)	90	(1)	–	83	(74)	9
Non cash changes including exchange adjustments	–	(75)	8	2	17	(48)	12	(36)
Corporate bond issuance expense	–	–	(3)	–	–	(3)	–	(3)
IFRS 16 lease liabilities movement	–	(6)	(14)	–	–	(20)	–	(20)
At 31 December 2025	(4)	(146)	(3,177)	–	11	(3,316)	557	(2,759)

Reconciliation of net cash flow to movement in net debt including lease liabilities

	2025	2024	2023
	$ million	$ million	$ million
Net cash flow from cash net of overdrafts	(76)	332	(40)
Settlement of currency swaps	(1)	–	(4)
Net cash flow from borrowings	86	(295)	(175)
Change in net debt from net cash flow	9	37	(219)
IFRS 16 lease liabilities	(20)	3	(3)
Other non cash movements[1]	(36)	18	(20)
Corporate bond issuance expense	(3)	9	1
Change in net debt in the year	(50)	67	(241)
Opening net debt	(2,709)	(2,776)	(2,535)
Closing net debt	(2,759)	(2,709)	(2,776)

1 In 2025, this also includes gain on repurchase of bond $10m, in addition to foreign exchange movements and fair value adjustments relating to interest swaps.

Cash and cash equivalents

For the purposes of the Group cash flow statement, cash and cash equivalents at 31 December 2025 comprise cash at bank and other short-term liquid investments with original maturities of three months or less and bank overdrafts.

	2025	2024	2023
	$ million	$ million	$ million
Cash at bank and other short-term liquid investments with original maturities of three months or less	557	619	302
Bank overdrafts	(4)	(2)	(2)
Cash and cash equivalents	553	617	300

The Group operates in over 100 countries around the world, some of which impose restrictions over cash movement. These restrictions have only a minimal impact on the management of the Group’s cash.

Cash outflows/(inflows) arising from financing activities

			Proceeds		Cash			Proceeds
	Repayment	Borrowing	from	Repayment	outflow/			from own
	of bank	of bank	Corporate	of lease	(inflow)		Purchase of	shares/issue of
	loans[1]	loans[1]	Bond issue	liabilities	from other	Dividends	own shares	ordinary shares	Total
2025	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Debt	129	(43)	–	50	(1)	–	–	–	135
Equity	–	–	–	–	–	330	502	(12)	820
Total	129	(43)	–	50	(1)	330	502	(12)	955

2024
Debt	705	–	(1,000)	55	–	–	–	–	(240)
Equity	–	–	–	–	–	327	–	(1)	326
Total	705	–	(1,000)	55	–	327	–	(1)	86

2023
Debt	151	(326)	–	52	(4)	–	–	–	(127)
Equity	–	–	–	–	–	327	–	–	327
Total	151	(326)	–	52	(4)	327	–	–	200

1 This includes drawdown and repayment of the syndicated RCF and repayment of corporate bonds.